Cash and Cash Equivalents - Summary of Cash Balances Held at Banks and in Currencies (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	SFr 19,786	SFr 46,277	SFr 4,952	SFr 12,152
Swiss Franc
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	7,216	23,987
Iceland Krona
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	383	726
Euro
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	2,350	4,202
US Dollar
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	9,741	17,325
Other
Disclosure Of Cash And CashEquivalents By Currency LineItems
Cash and cash equivalents	SFr 96	SFr 37